COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases its operating facilities under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in February 2021. In addition, the Company leases motor vehicles under non-cancelable operating leases for, generally, 3 years. Future minimum commitments under these leases as of December 31, 2017, are as follows:

Year ended December 31,	Operating Leases

2018	$1,982
2019	1,153
2020	792
2021	130

$4,057

b.
Rent expenses under facilities operating leases for the years ended December 31, 2017, 2016 and 2015 were $1,674, $1,541 and $1,346, respectively.

Motor vehicles lease expenses for the years ended December 31, 2017, 2016 and 2015 were $207, $268 and $244, respectively.